Employee Benefits Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Employee Benefits Provisions [Abstract]
Schedule of Employee Benefits Provisions Liabilities
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Provision for Annual leave	84,694	98,368

Non-current liabilities
Long service leave	24,992	20,018
	109,686	118,386

Schedule of Employee Entitlements Annual Leave	Annual leave
	Consolidated
	30 June 2025	30 June 2024
	$	$
Opening Balance	98,368	77,780
Annual leave taken	(20,504)	(26,416)
Additional provisions raised	6,830	47,004
Closing balance	84,694	98,368

Schedule of Employee Entitlements Long Service leave

Long Service leave

	Consolidated
	30 June 2025	30 June 2024
	$	$

Opening balance	20,018	-
Long service leave taken during the period	(4,496)	-
Additional provisions raised	9,470	20,018
Closing balance	24,992	20,018